Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Howmet Aerospace Inc.(a)	12,122	$397,844
Huntington Ingalls Industries Inc.	2,208	452,927
Textron Inc.	12,911	890,988
TransDigm Group Inc.(a)	1,971	1,263,589
		3,005,348
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	8,617	768,378
Expeditors International of Washington Inc.	6,141	787,583
XPO Logistics Inc.(a)	4,879	676,669
		2,232,630
Airlines — 2.1%
Alaska Air Group Inc.(a)	13,278	770,522
American Airlines Group Inc.(a)	68,417	1,394,338
Delta Air Lines Inc.(a)	68,231	2,722,417
Southwest Airlines Co.(a)	63,082	3,186,903
United Airlines Holdings Inc.(a)(b)	34,516	1,612,588
		9,686,768
Auto Components — 0.8%
Autoliv Inc.	8,396	846,989
BorgWarner Inc.	25,594	1,253,594
Gentex Corp.	14,798	503,576
Lear Corp.	5,850	1,023,633
		3,627,792
Automobiles — 0.2%
Harley-Davidson Inc.	16,391	649,411
Thor Industries Inc.	2,830	334,959
		984,370
Banks — 4.1%
Citizens Financial Group Inc.	45,434	1,915,497
Comerica Inc.	14,923	1,024,613
Commerce Bancshares Inc.	6,072	429,473
Cullen/Frost Bankers Inc.	6,046	648,857
East West Bancorp. Inc.	15,157	1,078,421
Fifth Third Bancorp.	75,092	2,725,089
First Horizon Corp.	59,067	912,585
Huntington Bancshares Inc./OH	93,692	1,319,183
KeyCorp.	103,525	2,035,301
M&T Bank Corp.	13,723	1,836,824
People’s United Financial Inc.	45,615	716,155
Regions Financial Corp.	54,788	1,054,669
Signature Bank/New York NY	3,564	808,921
SVB Financial Group(a)	1,922	1,057,023
Western Alliance Bancorp.	4,937	458,252
Zions Bancorp. NA	17,438	909,392
		18,930,255
Beverages — 0.4%
Brown-Forman Corp., Class A	2,493	166,757
Brown-Forman Corp., Class B, NVS	8,220	582,963
Molson Coors Beverage Co., Class B(a)	20,124	983,862
		1,733,582
Biotechnology — 0.5%
Bridgebio Pharma Inc.(a)	5,558	297,075
CRISPR Therapeutics AG(a)	3,656	442,449
Novavax Inc.(a)(b)	4,491	805,371
United Therapeutics Corp.(a)	4,779	869,444
		2,414,339
Security	Shares	Value

Building Products — 1.1%
A O Smith Corp.	6,567	$461,857
Allegion PLC	4,384	598,854
Builders FirstSource Inc.(a)	8,811	392,089
Carlisle Companies Inc.	2,626	531,082
Fortune Brands Home & Security Inc.	7,829	763,093
Lennox International Inc.	1,119	368,632
Masco Corp.	15,508	925,983
Owens Corning	11,160	1,073,146
		5,114,736
Capital Markets — 3.2%
Ameriprise Financial Inc.	12,364	3,184,472
Apollo Global Management Inc., Class A	8,751	515,084
Carlyle Group Inc. (The)	3,659	184,670
Franklin Resources Inc.	28,987	856,566
Invesco Ltd.	40,431	985,708
Jefferies Financial Group Inc.	21,339	708,241
Nasdaq Inc.	5,075	947,655
Northern Trust Corp.	22,203	2,505,608
Raymond James Financial Inc.	6,891	892,247
SEI Investments Co.	6,666	405,293
State Street Corp.	37,097	3,232,632
		14,418,176
Chemicals — 3.6%
Albemarle Corp.	3,599	741,538
Axalta Coating Systems Ltd.(a)	14,406	433,621
Celanese Corp., Class A	5,718	890,693
CF Industries Holdings Inc.	22,907	1,082,356
Corteva Inc.	42,030	1,798,043
Eastman Chemical Co.	14,562	1,641,429
FMC Corp.	8,215	878,594
International Flavors & Fragrances Inc.	26,552	3,999,793
LyondellBasell Industries NV, Class A	27,462	2,727,800
Mosaic Co. (The)	36,905	1,152,543
RPM International Inc.	5,517	477,717
Scotts Miracle-Gro Co. (The)	1,218	215,537
Westlake Chemical Corp.	3,719	308,380
		16,348,044
Commercial Services & Supplies — 0.4%
Republic Services Inc., Class A	15,087	1,785,697
Communications Equipment — 1.1%
Ciena Corp.(a)	9,805	570,063
F5 Networks Inc.(a)	3,290	679,418
Juniper Networks Inc.	35,044	986,138
Motorola Solutions Inc.	11,667	2,612,474
		4,848,093
Construction & Engineering — 0.4%
AECOM(a)	9,609	604,983
MasTec Inc.(a)	3,051	308,853
Quanta Services Inc.	9,154	832,098
		1,745,934
Construction Materials — 0.2%
Martin Marietta Materials Inc.	2,456	892,265
Consumer Finance — 2.1%
Ally Financial Inc.	39,540	2,030,775
Discover Financial Services	32,523	4,043,259
OneMain Holdings Inc.	9,761	595,421
Santander Consumer USA Holdings Inc.	7,564	310,351

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	57,697	$2,712,913
		9,692,719
Containers & Packaging — 2.6%
Amcor PLC	164,463	1,901,192
AptarGroup Inc.	3,411	439,746
Avery Dennison Corp.	3,330	701,564
Ball Corp.	9,885	799,499
Berry Global Group Inc.(a)	14,358	923,076
Crown Holdings Inc.	8,100	808,056
International Paper Co.	41,787	2,413,617
Packaging Corp. of America	10,133	1,433,820
Sealed Air Corp.	16,175	917,931
Westrock Co.	28,386	1,396,875
		11,735,376
Distributors — 0.6%
Genuine Parts Co.	15,411	1,955,964
LKQ Corp.(a)	15,544	788,858
		2,744,822
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)	3,046	455,377
Service Corp. International	8,876	554,661
		1,010,038
Diversified Financial Services — 0.4%
Equitable Holdings Inc.	41,115	1,269,220
Voya Financial Inc.	6,725	433,090
		1,702,310
Diversified Telecommunication Services — 0.3%
Lumen Technologies Inc.	106,113	1,323,229
Electric Utilities — 4.3%
Alliant Energy Corp.	26,681	1,561,639
Avangrid Inc.	7,465	389,225
Edison International	40,475	2,205,888
Entergy Corp.	21,404	2,202,900
Evergy Inc.	24,456	1,595,020
Eversource Energy	36,638	3,160,760
FirstEnergy Corp.	58,017	2,223,211
NRG Energy Inc.	18,661	769,580
OGE Energy Corp.	21,353	720,664
PG&E Corp.(a)	158,813	1,395,966
Pinnacle West Capital Corp.	12,048	1,006,610
PPL Corp.	82,075	2,328,468
		19,559,931
Electrical Equipment — 1.1%
AMETEK Inc.	11,659	1,621,184
Hubbell Inc.	3,994	800,637
Rockwell Automation Inc.	4,823	1,482,687
Sensata Technologies Holding PLC(a)	16,907	991,088
Sunrun Inc.(a)(b)	6,092	322,693
		5,218,289
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics Inc.(a)	7,896	936,229
CDW Corp./DE	5,829	1,068,747
Corning Inc.	33,608	1,406,831
Flex Ltd.(a)	52,239	938,735
Jabil Inc.	9,736	579,681
Keysight Technologies Inc.(a)	5,642	928,391
		5,858,614
Security	Shares	Value

Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	77,593	$1,648,075
Halliburton Co.	55,870	1,155,392
		2,803,467
Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,737	113,476
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	21,749	1,020,681
Live Nation Entertainment Inc.(a)	7,227	570,138
Playtika Holding Corp.(a)	3,670	81,584
		1,785,879
Equity Real Estate Investment Trusts (REITs) — 9.9%
Alexandria Real Estate Equities Inc.	5,325	1,072,136
Americold Realty Trust	14,825	575,951
AvalonBay Communities Inc.	7,417	1,689,815
Boston Properties Inc.	15,150	1,778,307
Camden Property Trust	6,845	1,022,575
CubeSmart	12,689	630,136
Duke Realty Corp.	15,575	792,456
Equity LifeStyle Properties Inc.	8,619	722,272
Equity Residential	36,703	3,087,823
Essex Property Trust Inc.	4,628	1,518,447
Extra Space Storage Inc.	7,233	1,259,555
Federal Realty Investment Trust	7,547	886,999
Gaming and Leisure Properties Inc.	23,371	1,106,383
Healthpeak Properties Inc.	36,760	1,359,017
Host Hotels & Resorts Inc.(a)	75,338	1,200,134
Iron Mountain Inc.	30,799	1,347,764
Kilroy Realty Corp.	6,102	422,686
Kimco Realty Corp.	46,352	988,688
Lamar Advertising Co., Class A	9,270	988,182
Medical Properties Trust Inc.	62,743	1,319,485
Mid-America Apartment Communities Inc.	6,987	1,349,190
National Retail Properties Inc.	18,691	913,429
Omega Healthcare Investors Inc.	25,050	908,814
Realty Income Corp.	26,753	1,880,468
Regency Centers Corp.	16,874	1,103,728
STORE Capital Corp.	17,528	634,338
UDR Inc.	16,942	931,641
Ventas Inc.	40,016	2,392,157
VEREIT Inc.	24,455	1,197,561
VICI Properties Inc.	38,458	1,199,505
Vornado Realty Trust	16,747	728,495
Welltower Inc.	44,537	3,868,484
Weyerhaeuser Co.	79,919	2,695,668
WP Carey Inc.	18,983	1,531,738
		45,104,027
Food & Staples Retailing — 1.1%
Casey’s General Stores Inc.	1,870	369,718
Kroger Co. (The)	80,760	3,286,932
Performance Food Group Co.(a)	8,797	403,078
U.S. Foods Holding Corp.(a)	23,627	811,351
		4,871,079
Food Products — 3.7%
Archer-Daniels-Midland Co.	59,596	3,559,073
Bunge Ltd.	15,098	1,172,058
Campbell Soup Co.	21,697	948,593
Conagra Brands Inc.	51,196	1,714,554
Hershey Co. (The)	6,884	1,231,410
Hormel Foods Corp.	20,568	953,944
JM Smucker Co. (The)	11,689	1,532,545

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kellogg Co.	26,877	$1,702,927
Lamb Weston Holdings Inc.	8,563	571,751
McCormick & Co. Inc./MD, NVS	13,590	1,143,870
Tyson Foods Inc., Class A	31,443	2,246,917
		16,777,642
Gas Utilities — 0.5%
Atmos Energy Corp.	13,939	1,374,246
UGI Corp.	22,299	1,025,531
		2,399,777
Health Care Equipment & Supplies — 1.3%
DENTSPLY SIRONA Inc.	9,080	599,643
Hill-Rom Holdings Inc.	7,090	981,682
Hologic Inc.(a)	12,183	914,212
Zimmer Biomet Holdings Inc.	22,238	3,634,134
		6,129,671
Health Care Providers & Services — 3.8%
AmerisourceBergen Corp., Class A	15,776	1,927,354
Cardinal Health Inc.	30,950	1,837,811
Chemed Corp.	627	298,465
DaVita Inc.(a)	4,593	552,308
Encompass Health Corp.	4,831	402,181
Henry Schein Inc.(a)	15,021	1,203,933
Laboratory Corp. of America Holdings(a)	10,415	3,084,402
McKesson Corp.	16,874	3,439,427
Molina Healthcare Inc.(a)	4,082	1,114,427
Quest Diagnostics Inc.	13,936	1,976,125
Universal Health Services Inc., Class B	8,317	1,334,130
		17,170,563
Health Care Technology — 0.3%
Cerner Corp.	14,773	1,187,602
Hotels, Restaurants & Leisure — 3.0%
Aramark	27,259	957,609
Boyd Gaming Corp.(a)	4,026	229,482
Caesars Entertainment Inc.(a)	7,549	659,481
Carnival Corp.(a)	85,155	1,843,606
Darden Restaurants Inc.	7,607	1,109,709
Expedia Group Inc.(a)	9,066	1,458,447
Hilton Worldwide Holdings Inc.(a)	17,538	2,305,370
Norwegian Cruise Line Holdings Ltd.(a)(b)	39,542	950,194
Royal Caribbean Cruises Ltd.(a)	23,354	1,795,222
Wynn Resorts Ltd.(a)	11,229	1,104,148
Yum! Brands Inc.	11,511	1,512,430
		13,925,698
Household Durables — 2.8%
DR Horton Inc.	15,677	1,496,056
Garmin Ltd.	7,440	1,169,568
Lennar Corp., Class A	29,415	3,092,987
Lennar Corp., Class B	1,653	142,737
Mohawk Industries Inc.(a)	6,246	1,217,345
Newell Brands Inc.	40,429	1,000,618
NVR Inc.(a)	153	799,058
PulteGroup Inc.	28,212	1,547,992
Toll Brothers Inc.	11,976	709,818
Whirlpool Corp.	6,680	1,479,887
		12,656,066
Household Products — 0.6%
Church & Dwight Co. Inc.	11,175	967,532
Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	8,805	$1,592,736
		2,560,268
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	71,070	1,684,359
Vistra Corp.	19,827	379,687
		2,064,046
Insurance — 5.4%
Aflac Inc.	67,425	3,708,375
Alleghany Corp.(a)	1,486	985,367
American Financial Group Inc./OH	3,911	494,702
Arch Capital Group Ltd.(a)	21,627	843,453
Arthur J Gallagher & Co.	7,768	1,082,160
Assurant Inc.	6,460	1,019,453
Athene Holding Ltd., Class A(a)	8,715	563,163
Cincinnati Financial Corp.	9,295	1,095,695
Everest Re Group Ltd.	2,263	572,154
Fidelity National Financial Inc.	30,837	1,375,639
Globe Life Inc.	10,113	941,621
Hartford Financial Services Group Inc. (The)	38,102	2,424,049
Lincoln National Corp.	19,089	1,176,264
Loews Corp.	14,599	782,944
Markel Corp.(a)	1,468	1,770,658
Old Republic International Corp.	30,233	745,546
Principal Financial Group Inc.	26,984	1,676,516
Reinsurance Group of America Inc.	7,252	799,025
RenaissanceRe Holdings Ltd.	2,769	422,799
W R Berkley Corp.	8,351	611,043
Willis Towers Watson PLC	8,137	1,676,873
		24,767,499
Interactive Media & Services — 0.2%
IAC/InterActiveCorp.(a)	5,955	817,562
Internet & Direct Marketing Retail — 0.2%
Wayfair Inc., Class A(a)(b)	3,103	748,940
IT Services — 1.4%
Akamai Technologies Inc.(a)(b)	6,876	824,570
Concentrix Corp.(a)	2,102	344,160
DXC Technology Co.(a)	27,221	1,088,296
Genpact Ltd.	10,576	526,790
Paychex Inc.	17,573	2,000,159
Western Union Co. (The)	43,734	1,015,066
WEX Inc.(a)	2,134	404,884
		6,203,925
Leisure Products — 0.4%
Brunswick Corp./DE.	2,951	308,084
Hasbro Inc.	5,372	534,192
Mattel Inc.(a)	19,239	417,871
Polaris Inc.	2,916	382,200
		1,642,347
Life Sciences Tools & Services — 0.7%
PerkinElmer Inc.	8,502	1,549,319
Syneos Health Inc.(a)	6,840	613,343
Waters Corp.(a)	2,138	833,414
		2,996,076
Machinery — 3.4%
AGCO Corp.	2,494	329,482
Donaldson Co. Inc.	6,922	458,167
Dover Corp.	8,664	1,447,928

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Fortive Corp.	17,147	$1,245,901
Ingersoll Rand Inc.(a)	20,382	996,068
ITT Inc.	4,305	421,502
Lincoln Electric Holdings Inc.	3,944	549,912
Middleby Corp. (The)(a)	3,277	627,513
Oshkosh Corp.	4,009	479,276
Otis Worldwide Corp.	15,165	1,358,026
PACCAR Inc.	26,130	2,168,529
Pentair PLC	8,536	628,847
Snap-on Inc.	5,770	1,257,745
Stanley Black & Decker Inc.	9,556	1,883,010
Westinghouse Air Brake Technologies Corp.	18,950	1,608,286
		15,460,192
Media — 2.8%
Altice USA Inc., Class A(a)	10,003	307,392
Discovery Inc., Class A(a)	18,020	522,760
Discovery Inc., Class C, NVS(a)	31,977	866,897
DISH Network Corp., Class A(a)	26,536	1,111,593
Fox Corp., Class A, NVS	34,876	1,243,678
Fox Corp., Class B	16,229	539,452
Interpublic Group of Companies Inc. (The)	41,962	1,483,776
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,227	197,359
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	9,044	417,833
News Corp., Class A, NVS	41,792	1,029,337
News Corp., Class B	12,897	303,209
Omnicom Group Inc.	22,943	1,670,709
Sirius XM Holdings Inc.	70,318	454,957
ViacomCBS Inc., Class A	862	38,385
ViacomCBS Inc., Class B, NVS	64,598	2,643,996
		12,831,333
Metals & Mining — 1.5%
Cleveland-Cliffs Inc.(a)(b)	49,105	1,227,625
Nucor Corp.	31,920	3,320,318
Reliance Steel & Aluminum Co.	6,809	1,070,034
Steel Dynamics Inc.	21,406	1,379,617
		6,997,594
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	55,863	886,546
Annaly Capital Management Inc.	149,178	1,266,521
Starwood Property Trust Inc.	30,613	796,856
		2,949,923
Multi-Utilities — 3.9%
Ameren Corp.	27,259	2,287,575
CenterPoint Energy Inc.	61,921	1,576,509
CMS Energy Corp.	21,919	1,354,375
Consolidated Edison Inc.	36,568	2,697,621
DTE Energy Co.	20,664	2,424,301
NiSource Inc.	41,899	1,037,838
Public Service Enterprise Group Inc.	53,878	3,352,828
WEC Energy Group Inc.	33,648	3,167,623
		17,898,670
Multiline Retail — 0.7%
Dollar Tree Inc.(a)	24,743	2,469,104
Kohl’s Corp.	16,632	844,906
		3,314,010
Oil, Gas & Consumable Fuels — 6.7%
APA Corp.	40,318	755,963
Cabot Oil & Gas Corp.	42,632	682,112
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc./OK	6,618	$226,005
Devon Energy Corp.	63,541	1,641,899
Diamondback Energy Inc.	19,307	1,489,149
Hess Corp.	29,280	2,238,163
Marathon Oil Corp.	84,210	975,994
Marathon Petroleum Corp.	67,955	3,752,475
Occidental Petroleum Corp.	89,611	2,338,847
ONEOK Inc.	47,526	2,469,926
Phillips 66	46,707	3,429,695
Pioneer Natural Resources Co.	24,721	3,593,692
Targa Resources Corp.	14,552	612,785
Texas Pacific Land Corp.	295	440,302
Valero Energy Corp.	43,602	2,920,026
Williams Companies Inc. (The)	129,579	3,245,954
		30,812,987
Personal Products — 0.1%
Coty Inc., Class A(a)	30,021	262,083
Pharmaceuticals — 0.8%
Elanco Animal Health Inc.(a)	15,158	552,812
Jazz Pharmaceuticals PLC(a)	6,416	1,087,640
Royalty Pharma PLC, Class A	9,264	353,885
Viatris Inc.	128,927	1,814,003
		3,808,340
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp., Class A	6,521	559,567
Dun & Bradstreet Holdings Inc.(a)	6,790	142,318
Jacobs Engineering Group Inc.	7,703	1,041,831
Leidos Holdings Inc.	9,715	1,033,870
Nielsen Holdings PLC	38,155	903,892
Robert Half International Inc.	6,295	618,232
		4,299,710
Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	20,768	2,003,281
Jones Lang LaSalle Inc.(a)	5,483	1,220,351
Opendoor Technologies Inc.(a)(b)	36,407	539,552
		3,763,184
Road & Rail — 0.5%
AMERCO	375	220,485
Kansas City Southern	3,056	818,397
Knight-Swift Transportation Holdings Inc.	9,324	463,310
Lyft Inc., Class A(a)	16,660	921,631
		2,423,823
Semiconductors & Semiconductor Equipment — 1.0%
Cree Inc.(a)(b)	5,404	501,275
First Solar Inc.(a)	4,757	409,293
MKS Instruments Inc.	2,482	388,284
ON Semiconductor Corp.(a)	21,637	845,141
Skyworks Solutions Inc.	5,698	1,051,338
Xilinx Inc.	10,731	1,607,933
		4,803,264
Software — 0.8%
Citrix Systems Inc.	6,622	667,166
NortonLifeLock Inc.	44,036	1,092,973
Nuance Communications Inc.(a)	15,204	834,700
SS&C Technologies Holdings Inc.	13,838	1,084,761
		3,679,600

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.7%
Advance Auto Parts Inc.	3,741	$793,316
AutoNation Inc.(a)(b)	5,753	698,011
AutoZone Inc.(a)	1,484	2,409,378
Best Buy Co. Inc.	23,779	2,671,571
CarMax Inc.(a)(b)	10,670	1,429,246
GameStop Corp., Class A(a)(b)	5,921	953,992
Gap Inc. (The)	22,154	646,232
L Brands Inc.	13,270	1,062,529
Tractor Supply Co.	5,362	970,147
Williams-Sonoma Inc.	4,261	646,394
		12,280,816
Technology Hardware, Storage & Peripherals — 2.1%
Dell Technologies Inc., Class C(a)	26,649	2,574,826
Hewlett Packard Enterprise Co.	139,303	2,019,894
NetApp Inc.	23,745	1,889,865
Seagate Technology Holdings PLC	21,240	1,866,996
Western Digital Corp.(a)	19,579	1,271,264
		9,622,845
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	16,110	907,154
PVH Corp.(a)	7,608	795,949
Tapestry Inc.(a)	29,759	1,258,806
		2,961,909
Trading Companies & Distributors — 0.6%
United Rentals Inc.(a)	5,290	1,743,319
WW Grainger Inc.	2,246	998,527
		2,741,846
Water Utilities — 0.4%
American Water Works Co. Inc.	8,616	1,465,668
Security	Shares	Value

Water Utilities (continued)
Essential Utilities Inc.	10,545	$517,970
		1,983,638
Total Common Stocks — 99.8%
(Cost: $396,924,096)		456,121,258

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	7,458,931	7,462,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,085,000	1,085,000
		8,547,660

Total Short-Term Investments — 1.9%
(Cost: $8,547,766)		8,547,660

Total Investments in Securities — 101.7%
(Cost: $405,471,862)		464,668,918

Other Assets, Less Liabilities — (1.7)%		(7,791,585)

Net Assets — 100.0%		$456,877,333

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,010,373	$5,452,657	(a)	$—	$(264)	$(106)	$7,462,660	7,458,931	$3,614	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	935,000	150,000	(a)	—	—	—	1,085,000	1,085,000	18		—
					$(264)	$(106)	$8,547,660		$3,632		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	2	09/17/21	$539	$(1,192)

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Select Sector Utilities E-Mini Index	2	09/17/21	$133	$(1,254)
				$(2,446)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$456,121,258	$—	$—	$456,121,258
Money Market Funds	8,547,660	—	—	8,547,660
	$464,668,918	$—	$—	$464,668,918
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,446)	$—	$—	$(2,446)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares